CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2021 USD ($)
Current assets:
Cash	$ 1,629,512
Prepaid expenses	1,571,508
Total current assets	3,201,020
Investments held in Trust Account	402,628,612
Total assets	405,829,632
Current liabilities:
Accounts payable	57,296
Accrued expenses	3,129,362
Accrued expenses - related party	62,256
Franchise tax payable	141,196
Total current liabilities	3,390,110
Deferred underwriting commissions	14,087,500
Derivative warrant liabilities	30,983,070
Total liabilities	48,460,680
Commitments and Contingencies
Total redeemable convertible preferred stock, Amount	352,368,950
Stockholders' Equity:
Additional paid-in capital	14,782,879
Accumulated deficit	(9,784,384)
Total stockholders' deficit	5,000,002
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	405,829,632
Class A Common Stock
Stockholders' Equity:
Common stock, $0.001 par value, 128,467 and 128,467 shares authorized, 6,515 and 5,798 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	501
Class B Common Stock
Stockholders' Equity:
Common stock, $0.001 par value, 128,467 and 128,467 shares authorized, 6,515 and 5,798 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	$ 1,006